Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 14: Income Taxes

The Company accounts for income taxes under FASB ASC 740, “Accounting for Income Taxes” (“ASC 740”). Deferred income tax assets and liabilities are determined based upon differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The components of the consolidated income tax provision (benefit) from continuing operations are as follows:

	For the Years Ended December 31,
	2011	2010	2009

Loss before taxes
Domestic	$(88,529,365)	$(280,248,240)	$(41,270,723)
Foreign	(1,905,203)	(16,013,806)	(7,279,206)

Total	$(90,434,568)	$(296,262,046)	$(48,549,929)

Deferred income tax expense (benefit)
Federal	$—	$—	$1,191,588
State	—	—	—
Foreign	—	(1,123,107)	(1,604,590)

Deferred income tax benefit	$—	$(1,123,107)	$(413,002)

Income tax benefit	$—	$(1,123,107)	$(413,002)

The reconciliation of the provision for income taxes from continuing operations at the United States Federal statutory tax rate of 34% is as follows:

	For the Years Ended December 31,
	2011	2010	2009

Loss before taxes	$(90,434,568)	$(296,262,046)	$(48,549,929)

Income tax benefit applying United States federal statutory rate of 34%	$(30,747,753)	$(100,729,096)	$(16,506,976)
State taxes, net of federal benefit	(2,101,978)	(1,862,197)	—

Permanent differences
Accretion of preferred stock	81,399	24,846,275.00	—
Preferred stock dividends	80,860	1,201,830.00	—
Derivative fair value adjustment	—	51,189,560.00	—
Qualified stock option expense	—	754,640.00	—
Goodwill impairment	978,797	—	—
Life insurance proceeds	(2,380,000)	—	—
Other	110,030	—	61,791
Increase in valuation allowance	31,771,303	27,396,343	15,992,522
Change in effective tax rate - United States	2,333,139	(4,138,374)	—
Change in effective tax rate - foreign	266,728	406,760	—
Rate difference between United States federal statutory rate and Netherlands statutory rate	—	2,241,933	577,652
Other	(392,525)	(2,430,781)	(537,991)

Income tax expense (benefit)	$—	$(1,123,107)	$(413,002)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred income taxes are as follows:

	As of December 31,
	2011	2010

Deferred income tax assets
Net operating loss carryforwards	$84,966,611	$62,204,274
Net operating loss carryforwards recorded by foreign subsidiary	2,945,626	2,565,528
Charitable contribution carryforward	31,714	10,348
Stock based compensation	2,190,217	1,517,591
Inventories	6,538,048	1,048,025
Reserve for losses on non-cancelable purchase commitments	1,727,951	—
Accounts receivable	501,188	170,472
Impairment on intangible assets	450,867	—
Warranty liability	191,194	204,942
Accrued vacation	247,767	175,629
Accrued Florida use tax	45,633	—

Total deferred income tax assets	99,836,816	67,896,809
Less: valuation allowance	(99,668,104)	(67,896,809)

Net deferred tax assets	$168,712	$—

Deferred income tax liabilities
Stock losses	$(168,712)	$—

Total deferred income tax liabilities	(168,712)	—

Net deferred tax liabilities	$—	$—

ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all evidence, both positive and negative, management has determined that a $99.7 million valuation allowance as of December 31, 2011 is necessary to reduce the deferred tax assets to the amount that will more likely than not be realized. The change in the valuation allowance for the current year is $31.8 million.

As of December 31, 2011, the Company had tax loss carryforwards available to offset future income taxes, subject to expiration as follows:

Year of Expiration	United States Net Operating Tax Loss Carryforwards	The Netherlands Net Operating Tax Loss Carryforwards

2012	$4,586,864	$—
2016	—	3,869,995
2017	—	4,265,206
2018	13,760,592	4,692,440
2019	2,293,432	1,900,491
2020	1,473,066	—
2021	2,769,043	—
2022	1,840,300	—
2023	2,031,270	—
2024	3,353,481	—
2025	2,293,432	—
2026	2,293,432	—
2027	9,937,230	—
2028	29,631,134	—
2029	33,916,312	—
2030	50,887,617
2031	68,050,710

Total	$229,117,915	$14,728,132

At the time of the reverse merger transaction and resulting change in control, the Company had accumulated approximately $75.0 million in loss carryforwards. As a result of the change in control, the Company is limited by Section 382 of the Internal Revenue Code in the amount of loss carryforwards that it may apply to its taxable income in any tax year. These loss carryforwards expire from 2012 through 2030. To the extent the Company is able to utilize available loss carryforwards that arose from operations in tax years prior to September 26, 2003, any benefit realized will be credited to income tax expense.

The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. As of December 31, 2011 and 2010, the Company had no unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to income taxes in its income tax provision. The Company has not accrued or paid interest or penalties which were material to its results of operations for the years ended December 31, 2011, 2010 and 2009.

The Company files income tax returns in its U.S. federal jurisdictions and various state jurisdictions. As of December 31, 2011, the Company’s income tax returns prior to 2008 and 2007 are closed to examination for federal and state purposes, respectively. The Company’s 2008 federal income tax return is currently being examined by the Internal Revenue Service. Additionally, income tax returns filed in the Netherlands for the years 2009 and 2010 are being examined by the taxing authorities. The Company does not anticipate any material change in the next 12 months for uncertain tax positions.